SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2021
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

18.   SHARE-BASED PAYMENT

On March 28, 2011, the shareholders and board of directors of the Company approved the 2011 Share Incentive Plan (the “Plan”). The Plan provides for the grant of options, restricted shares and other share-based awards. These options were granted with exercise prices denominated in US$, which is the functional currency of the Company. The board of directors has authorized under the Plan the issuance of up to 12% of the Company’s issued and outstanding ordinary shares from time to time, on an as-exercised and fully diluted basis, upon exercise of awards granted under the Plan. The maximum term of any issued share option is ten years from the grant date.

On March 28, 2021, the shareholders and board of directors of the Company approved the 2021 Share Incentive Plan (the “Plan”). The Plan provides for the grant of options, restricted shares and other share-based awards. These options were granted with exercise prices denominated in US$, which is the functional currency of the Company. The board of directors has authorized under the Plan the issuance of up to 12% of the Company’s issued and outstanding ordinary shares from time to time, on an as-exercised and fully diluted basis, upon exercise of awards granted under the Plan. The maximum term of any issued share option is ten years from the grant date.

On January 2, 2019, the Company granted 7,553,980 RSUs to employees, which were vested on January 1, 2020.

On June 26, 2020, the Company granted 12,977,740 RSUs to employees. For these rewards, 6,488,870 RSUs were vested on July 1, 2020, and 6,488,870 RSUs were vested on December 1, 2020.

On December 21, 2020, the Company granted and vested 4,500,000 RSUs to employees.

On July 19, 2021, the Company granted 25,777,390 RSUs to employees and directors. For these rewards, 1,680,000 RSUs vested on November 22, 2021, 2,067,830 RSUs vested on December 1, 2021,  and 22,029,560 RSUs will vest on June 1, 2022.

18.   SHARE-BASED PAYMENT (continued)

A summary of share option and restricted shares activity and related information for the years ended December 31, 2019, 2020 and 2021 are as follows:

Share options granted to employees and directors

			Weighted	Weighted
		Weighted	average	average
		average	grant date	remaining	Aggregated
	Number of	exercise	fair value per	contractual	intrinsic
	options	price	share	year	value
		US$	US$	(Years)	US$’000

Outstanding, January 1, 2019	35,474,100	1.07	1.17	0.94	2,078
Granted	—	—	—	—	—
Forfeited	(5,900,000)	1.74	0.92	—	—
Exercised	(3,572,880)	0.69	0.97	—	921
Outstanding, December 31, 2019	26,001,220	0.96	1.25	0.71	1,590
Granted	—	—	—	—	—
Forfeited	(18,616,300)	3.01	1.32	—	—
Exercised	(125,900)	0.20	0.38	—	88
Outstanding, December 31, 2020	7,259,020	0.99	1.09	0.51	907
Granted	—	—	—	—	—
Expired	(3,708,680)	2.70	1.15	—	—
Exercised	(3,508,990)	0.71	1.00	—	524
Outstanding, December 31, 2021	41,350	0.40	0.97	1.81	9
Vested and expected to vest at December 31, 2021	41,350	0.40	0.97	1.81	9
Exercisable at December 31, 2021	41,350	0.40	0.97	1.81	9

18.  SHARE-BASED PAYMENT (continued)

Restricted shares granted to employees and directors

		Weighted	Weighted
		average	average
		grant date	remaining	Aggregated
	Number of	fair value	contractual	intrinsic
	options	per share	year	value
		US$	(Years)	US$’000

Outstanding, January 1, 2019	7,076,760	1.15	8.99	5,364
Granted	7,553,980	0.76	9.01	6,496
Forfeited	—	—	—	—
Exercised	(1,224,180)	1.41	—	1,053
Outstanding, December 31, 2019	13,406,560	0.93	8.52	11,530
Granted	17,477,740	0.36	9.61	15,730
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, December 31, 2020	30,884,300	0.62	8.98	27,796
Granted	25,777,390	0.42	9.55	15,827
Forfeited	—	—	—	—
Exercised	(34,632,130)	0.60	—	21,264
Outstanding, December 31, 2021	22,029,560	0.42	9.55	13,526
Vested and expected to vest at December 31, 2021	22,029,560	0.42	9.55	13,526
Exercisable at December 31, 2021	22,029,560	0.42	9.55	13,526

The aggregate intrinsic value in the table above represents the difference between the fair value of Company’s ordinary share as of December 31, 2020 and 2021 and the exercise price.

As of December 31, 2021, there was no unrecognized share-based compensation costs related to equity awards granted to employees and directors that is expected to be recognized.

As of December 31, 2021, there was US$4,474 unrecognized restricted share compensation costs related to equity awards granted to employees that is expected to be recognized. To the extent the actual forfeiture rate is different from the original estimate, actual restricted share compensation costs related to these awards may be different from the expectation.

18.   SHARE-BASED PAYMENT (continued)

Restricted shares granted to employees and directors (continued)

During the years ended December 31, 2019 and 2020, the Company has made several modifications on share options by extending the maturity dates of the unexercised share options, which resulted in incremental compensation cost. The incremental fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The sub-optimal early exercise factor was estimated based on the vesting and contractual terms of the awards and management’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on market yield of U.S. Treasury Bond in effect at the time of grant. During the year ended December 31, 2021, no share options were modified. The assumptions used to estimate the fair value of the share options modified are as follows:

	For the years ended December 31,
	2019	2020

Expected volatility	66.89%~67.67%	85.73%~97.73%
Risk-free interest rate	1.62%~1.95%	0.11%~0.17%
Dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%
Suboptimal early exercise factor	2.2~2.8	2.2~2.8

The fair value of restricted shares was determined using the market price of the ordinary shares of the Company on the grant date.

The exercise price of share options granted to the employees and directors equaled the market price of the ordinary shares on the grant date. No share options were granted during the years ended December 31, 2019, 2020 and 2021.

The total fair value of the restricted shares granted to the employees and directors during the years ended December 31, 2019, 2020 and 2021 were US$5,749, US$6,318 and US$10,852, respectively.

The Company granted restricted shares to employees and directors during the years ended December 31, 2019, 2020 and 2021 with free exercise price. The weighted-average grant-date fair value per restricted shares granted to employees and directors during the years ended December 31, 2019, 2020 and 2021 were US$0.76, US$0.62 and US$0.42, respectively.

18.   SHARE-BASED PAYMENT (continued)

Restricted shares granted to employees and directors (Continued)

Total share-based compensation expenses relating to options and restricted shares granted to employees and directors for the years ended December 31, 2019, 2020 and 2021 are included in:

	For the year ended December 31, 2019
	Employees	Directors	Total
	US$	US$	US$

Cost of services	2	—	2
Sales and marketing	1,075	—	1,075
General and administrative	8,364	73	8,437
Service development expenses	1,984	—	1,984

	11,425	73	11,498

	For the year ended December 31, 2020
	Employees	Directors	Total
	US$	US$	US$

Sales and marketing	694	—	694
General and administrative	4,568	1,355	5,923
Service development expenses	1,430	—	1,430

	6,692	1,355	8,047

	For the year ended December 31, 2021
	Employees	Directors	Total
	US$	US$	US$

Cost of services	1,665	—	1,665
Sales and marketing	16	—	16
General and administrative	2,843	1,613	4,456
Service development expenses	309	—	309

	4,833	1,613	6,446